Discontinued Operations - Cash Flow Hedges Included in Accumulated Other Comprehensive Loss (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated Other Comprehensive Loss After-tax	$ 10	$ 10
Portion Expected to be Reclassified to Income during the Next 12 Months	1	1
Energy Commodity [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated Other Comprehensive Loss After-tax	6	29
Portion Expected to be Reclassified to Income during the Next 12 Months	$ 5	$ 23
Maximum Term	17 months	29 months